Pledged Bank Deposits/Fixed Bank Deposits With Maturity Period Over Three Months/Bank Balances and Cash, and Other Cash Flow Information - Pledged Bank Deposits, Fixed Bank Deposits with Maturity Period Over Three Months and Bank Balances Carried Fixed Interest Rate (Detail)
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of deposits [line items]
Range of interest rates (per annum)	1.35%	1.35%
Bottom of range [member]
Disclosure of deposits [line items]
Range of interest rates (per annum)	0.35%	0.35%
Top of range [member]
Disclosure of deposits [line items]
Range of interest rates (per annum)	1.55%	1.55%